Principal Activities and Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended					0 Months Ended
	May 16, 2011	Dec. 31, 2012 BVI Company	Dec. 31, 2012 Shanghai Miyuan	Dec. 31, 2012 Jiayuan Hong Kong	Dec. 31, 2012 Beijing Miyuan	Dec. 31, 2012 Shanghai HQS	Dec. 31, 2012 Beijing HQS	Dec. 31, 2012 Xique	Dec. 31, 2012 Beijing Aizhenxin	Dec. 31, 2012 Jiayuan Shanghai Center	May 16, 2011 Ordinary shares	May 16, 2011 ADSs	Apr. 16, 2007 Series A Preferred Shares BVI Company
Principal activities and organization
Issuance of shares (in shares)											10,050,000	6,700,000	9,566,667
Net proceeds received by the Company from IPO, after deducting commissions and offering expenses	$ 65,243
Percentage of ownership interest in subsidiary		100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE						100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE subsidiary										100.00%